SCHEDULE OF CALCULATION OF BASIC AND DILUTED NET INCOME PER ORDINARY SHARE (Details) - USD ($)		3 Months Ended			9 Months Ended	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2025	Dec. 31, 2024		Sep. 30, 2025	Dec. 31, 2024
EarningsPerShareLineitems [Line Items]
Basic weighted average shares outstanding						875,000
Redeemable Common Class A [Member]
EarningsPerShareLineitems [Line Items]
Allocation of net income		$ 1,001,256			$ 2,802,319
Basic weighted average shares outstanding		19,000,000			17,538,462
Diluted weighted average shares outstanding		19,000,000			17,538,462
Basic net income per ordinary share		$ 0.05			$ 0.15
Diluted net income per ordinary share		$ 0.05			$ 0.15
Non-Redeemable Common Class A [Member]
EarningsPerShareLineitems [Line Items]
Allocation of net income		$ 36,362			$ 101,769
Basic weighted average shares outstanding		690,000			636,923
Diluted weighted average shares outstanding		690,000			636,923
Basic net income per ordinary share		$ 0.05			$ 0.15
Diluted net income per ordinary share		$ 0.05			$ 0.15
Common Class B [Member]
EarningsPerShareLineitems [Line Items]
Allocation of net income		$ 333,752			$ 1,005,803
Basic weighted average shares outstanding	5,833,333	6,333,333	5,833,333	[1],[2]	6,294,871
Diluted weighted average shares outstanding	5,833,333	6,333,333	5,833,333	[1],[2]	6,294,871
Basic net income per ordinary share	$ (0.00)	$ 0.05	$ (0.01)		$ 0.15
Diluted net income per ordinary share	$ (0.00)	$ 0.05	$ (0.01)		$ 0.15

[1]	Excludes up to 875,000 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the Underwriters (Note 5).
[2]	On January 10, 2025, the Company issued an additional 958,333 founder shares for no additional consideration, resulting in the Sponsor holding a total of 6,708,333 founder shares (see Note 9). All share and per share data has been retrospectively presented.